Intangible Assets and Goodwill - Summary Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill Explanatory (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Estimated amortization expense	$ 33,337
2022
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Estimated amortization expense	8,672
2023
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Estimated amortization expense	4,786
2024
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Estimated amortization expense	4,276
2025
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Estimated amortization expense	4,349
2026
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Estimated amortization expense	4,200
Thereafter
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Estimated amortization expense	$ 7,054